Derivatives - Summary of Gains Losses On Cash Flow Hedge Ineffectiveness (Detail) - Cash flow hedges [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Gains Losses On Cash Flow Hedge Ineffectiveness [Line Items]
Hedge ineffectiveness on cash flow hedges		€ 3	€ (3)
Gains (losses) reclassified from equity into the income statement	€ 42	20	(102)
Expected deferred gain (loss) to be reclassified from equity into net result during the next 12 months	€ 88	€ 114	€ 116